Advances for vessels under construction and acquisition of vessels (Details) $ in Thousands	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Vessels [Line Items]
Other current assets	$ 5,857	$ 6,447
Newbuilding Vessels or Lease Agreements
Vessels [Line Items]
Number of newbuilding contracts	3
Total aggregate remaining contracted price plus agreed additional amounts	$ 103,492
Capital Lease Obligations
Vessels [Line Items]
Number of newbuilding contracts	1
Refund receivable from the shipyards
Vessels [Line Items]
Other current assets	$ 1,604